Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

Commitments to extend credit	$3,056,718,000
Credit card lines	14,747,000
Standby letters of credit	129,411,000
Commercial letters of credit	1,843,000